STOCK BASED COMPENSATION (Tables)	12 Months Ended
Apr. 30, 2013
STOCK BASED COMPENSATION
Compensation Expense Recognized
Total compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2013 for all share based awards, was as follows (in thousands):
	Year Ended April 30,
	2013	2012	2011
Stock-based compensation expense	$0	$332,000	$404,000